UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-10415
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                   Lazard Alternative Strategies Fund, L.L.C.
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               (Exact name of registrant as specified in charter)

                              30 Rockefeller Plaza
                               New York, NY 10112
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               (Address of principal executive offices) (Zip code)

                                 Mr. Brian Simon
                              30 Rockefeller Plaza
                               New York, NY 10112
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                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-632-1584
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                        Date of fiscal year end: March 31
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             Date of reporting period: July 1, 2009 - June 30, 2010
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                               PROXY VOTING RECORD
                    FOR PERIOD JULY 1, 2009 TO JUNE 30, 2010


       During the period covered by this report, no companies in which the registrant held voting securities solicited the registrant's vote on any matter.

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant                 Lazard Alternative Strategies Fund, L.L.C.
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By (Signature and Title)*  /s/ John Reinsberg
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                           John Reinsberg, Chief Executive Officer
                           (Principal Executive Officer)

Date                       August 18, 2010
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   *Print the name and title of each signing officer under his or her signature.